UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	Nov 11, 2010
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	122

Form 13F Information Table Value Total:	$342,222


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMorgan Chase 8.625% Pfd Ser  PRD              46625H621      353    12500 SH       SOLE                    12500
                                                               124     4400 SH       OTHER                                      4400
3M Co.                         COM              88579Y101       85      983 SH       SOLE                      983
                                                               633     7300 SH       OTHER                                      7300
AFLAC Inc.                     COM              001055102     8205   158672 SH       SOLE                    69837             88835
                                                              1376    26612 SH       OTHER                                     26612
Abbott Labs                    COM              002824100      204     3910 SH       SOLE                                       3910
                                                               313     6000 SH       OTHER                                      6000
Adobe Sys Inc Com              COM              00724F101     3014   115250 SH       SOLE                    37900             77350
                                                                65     2500 SH       OTHER                                      2500
Albemarle Corp.                COM              012653101      417     8900 SH       OTHER                                      8900
Allergan Inc.                  COM              018490102     1705    25625 SH       SOLE                    16250              9375
                                                               393     5900 SH       OTHER                                      5900
America Movil-ADR Ser L        COM              02364W105      304     5700 SH       OTHER                                      5700
American Express Co            COM              025816109      227     5400 SH       OTHER                                      5400
Apple, Inc.                    COM              037833100    15097    53205 SH       SOLE                    24029             29176
                                                              1837     6475 SH       OTHER                                      6475
Autoliv Inc Com                COM              052800109     3224    49350 SH       SOLE                                      49350
Avery Dennison Corp            COM              053611109      225     6050 SH       OTHER                                      6050
BHP Billiton LTD Spons ADR     COM              088606108     9015   118115 SH       SOLE                    38975             79140
                                                               866    11350 SH       OTHER                                     11350
BP PLC Spons ADR               COM              055622104      224     5449 SH       OTHER                                      5449
Berkley WR Corp                COM              084423102    10567   390344 SH       SOLE                   149073            241271
                                                              1561    57674 SH       OTHER                                     57674
Best Buy Inc                   COM              086516101      898    22000 SH       SOLE                                      22000
                                                               235     5750 SH       OTHER                                      5750
Bristol Myers Squibb           COM              110122108       44     1620 SH       SOLE                     1620
                                                               220     8100 SH       OTHER                                      8100
CVS Caremark Corp              COM              126650100      515    16372 SH       OTHER                                     16372
Celgene Corp                   COM              151020104     3700    64225 SH       SOLE                    17200             47025
                                                                30      525 SH       OTHER                                       525
Cerner Corp                    COM              156782104     7620    90725 SH       SOLE                    31475             59250
                                                               458     5450 SH       OTHER                                      5450
Charles Schwab Corp (New)      COM              808513105      222    15947 SH       SOLE                    15947
                                                                42     3000 SH       OTHER                                      3000
Chevron Corp                   COM              166764100     3222    39759 SH       SOLE                    18227             21532
                                                              3047    37593 SH       OTHER                                     37593
Cisco Systems                  COM              17275R102     9258   422720 SH       SOLE                   215044            207676
                                                              1417    64682 SH       OTHER                                     64682
Coca Cola Co                   COM              191216100      167     2853 SH       SOLE                      413              2440
                                                               211     3600 SH       OTHER                                      3600
ConocoPhillips                 COM              20825C104      230     4000 SH       OTHER                                      4000
Costco Wholesale               COM              22160K105    10641   165000 SH       SOLE                    71851             93149
                                                              1729    26806 SH       OTHER                                     26806
Dentsply Intl Inc New          COM              249030107      705    22062 SH       SOLE                    22062
                                                               358    11200 SH       OTHER                                     11200
Disney Walt Co Del             COM              254687106     8531   257725 SH       SOLE                    79425            178300
                                                               980    29606 SH       OTHER                                     29606
Express Scripts Inc            COM              302182100    10239   210250 SH       SOLE                    80300            129950
                                                               825    16950 SH       OTHER                                     16950
Exxon Mobil Corp               COM              30231G102      260     4204 SH       SOLE                     1800              2404
                                                               624    10103 SH       OTHER                                     10103
Fresenius MedCare AG&Co Spons  COM              358029106    10082   163300 SH       SOLE                    63125            100175
                                                              1451    23500 SH       OTHER                                     23500
General Elec Co                COM              369604103       21     1300 SH       SOLE                                       1300
                                                               145     8948 SH       OTHER                                      8948
Goldman Sachs Group Com        COM              38141G104      387     2675 SH       OTHER                                      2675
Google, Inc.                   COM              38259P508    12596    23957 SH       SOLE                    10745             13212
                                                               833     1585 SH       OTHER                                      1585
Heinz H J Co.                  COM              423074103     1184    25000 SH       SOLE                                      25000
Int'l Bus Mach                 COM              459200101       72      538 SH       SOLE                      538
                                                               833     6210 SH       OTHER                                      6210
Intel Corp                     COM              458140100     1660    86463 SH       SOLE                     9763             76700
                                                               847    44100 SH       OTHER                                     44100
Intuit                         COM              461202103     4359    99500 SH       SOLE                      750             98750
                                                                46     1050 SH       OTHER                                      1050
Itron Inc. Com                 COM              465741106     7423   121235 SH       SOLE                    43875             77360
                                                               563     9200 SH       OTHER                                      9200
JPMorgan Chase & Co            COM              46625H100      379     9950 SH       OTHER                                      9950
Johnson & Johnson              COM              478160104    10647   171836 SH       SOLE                    92910             78926
                                                              1800    29057 SH       OTHER                                     29057
McDonalds Corp                 COM              580135101     8256   110800 SH       SOLE                    37425             73375
                                                              1565    21000 SH       OTHER                                     21000
Microsoft Corp                 COM              594918104     8222   335725 SH       SOLE                   141875            193850
                                                              1498    61150 SH       OTHER                                     61150
NYSE Euronext                  COM              629491101    10142   355000 SH       SOLE                   134284            220716
                                                              1566    54825 SH       OTHER                                     54825
Nestle SA Spons ADR (For Reg)  COM              641069406    14061   262399 SH       SOLE                   128330            134069
                                                              2233    41675 SH       OTHER                                     41675
Oracle Systems Corp            COM              68389X105      131     4875 SH       SOLE                     2775              2100
                                                               134     5000 SH       OTHER                                      5000
Paccar Inc                     COM              693718108      171     3550 SH       SOLE                                       3550
                                                               520    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    12432   187114 SH       SOLE                    77438            109676
                                                              2330    35074 SH       OTHER                                     35074
Pfizer Inc                     COM              717081103       33     1897 SH       SOLE                     1897
                                                               597    34746 SH       OTHER                                     34746
Procter & Gamble Co.           COM              742718109      491     8186 SH       SOLE                     3829              4357
                                                              1224    20415 SH       OTHER                                     20415
Royal Dutch Shell PLC Spons AD COM              780259206     2243    37199 SH       SOLE                    34999              2200
                                                               654    10850 SH       OTHER                                     10850
Sanofi Aventis Spons ADR       COM              80105N105      399    12000 SH       OTHER                                     12000
Schlumberger Ltd               COM              806857108     8971   145613 SH       SOLE                    67622             77991
                                                              1000    16235 SH       OTHER                                     16235
Seadrill Ltd.                  COM              G7945E105     9885   340975 SH       SOLE                   114950            226025
                                                              1492    51450 SH       OTHER                                     51450
Siemens AG Spons ADR           COM              826197501    10919   103600 SH       SOLE                    45650             57950
                                                              1333    12650 SH       OTHER                                     12650
Southwestern Energy Co         COM              845467109    11920   356450 SH       SOLE                   141983            214467
                                                              1277    38200 SH       OTHER                                     38200
Sysco Corp                     COM              871829107     4899   171775 SH       SOLE                    24200            147575
                                                               814    28550 SH       OTHER                                     28550
Target Corp                    COM              87612E106        5      100 SH       SOLE                                        100
                                                               232     4350 SH       OTHER                                      4350
Telefonica SA - Spons ADR      COM              879382208      122     1650 SH       SOLE                     1650
                                                               560     7557 SH       OTHER                                      7557
Teva Pharmaceutical Inds ADR   COM              881624209    16066   304570 SH       SOLE                   132907            171663
                                                              2358    44700 SH       OTHER                                     44700
Thermo Fisher Scientific, Inc. COM              883556102      292     6100 SH       OTHER                                      6100
United Technologies            COM              913017109       56      780 SH       SOLE                      780
                                                               545     7650 SH       OTHER                                      7650
Verisign Inc. Com.             COM              92343E102      747    23549 SH       SOLE                    23549
                                                               248     7800 SH       OTHER                                      7800
Vestas Wind Systems A/S OrdF   COM              5964651        564    15050 SH       SOLE                    15050
                                                                75     2000 SH       OTHER                                      2000
Visa, Inc. Cl A                COM              92826C839      560     7538 SH       SOLE                     7538
                                                               245     3300 SH       OTHER                                      3300
Vulcan Materials Co.           COM              929160109     6616   179200 SH       SOLE                    34650            144550
                                                               378    10250 SH       OTHER                                     10250
Wal Mart Stores Inc            COM              931142103     7784   145450 SH       SOLE                    60950             84500
                                                              1084    20250 SH       OTHER                                     20250
American Mutual Fund-A         EQ FDS           027681105      480 20261.5700SH      OTHER                                20261.5700